Variable Interest Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Variable Interest Entities
Deconsolidation of Variable Interest Entity
The deconsolidation of the N-Star CDOs resulted in a non-cash loss on deconsolidation recorded in the consolidated statement of operations for the year ended December 31, 2013 summarized as follows (dollars in thousands):

Assets of deconsolidated N-Star CDOs	$(2,198,761)
Liabilities of deconsolidated N-Star CDOs	1,770,907
Subtotal of net assets deconsolidated	(427,854)
N-Star CDO bonds (1)	191,449
N-Star CDO equity (1)	159,437
Other(2)	(166,739)
Subtotal	184,147
Reclassification of unrealized gain (loss) to gain (loss) from deconsolidation	(40,849)
Reclassification from OCI of swap gain (loss) into gain (loss) from deconsolidation	(15,246)
Total gain (loss) on deconsolidation of N-Star CDOs	$(299,802)
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(1)	The fair value of N-Star CDO bonds and equity interests are recorded as CRE securities on the consolidated balance sheet (refer to Note 8).

(2)	Primarily represents the fair value of CRE debt investments, two notes payable and CDO bonds payable that were previously eliminated in consolidation.

Schedule of classification and carrying value of assets and liabilities and maximum exposure of VIEs
The following table presents the classification, carrying value and maximum exposure of unconsolidated VIEs as of March 31, 2014 (dollars in thousands):

	Real Estate Debt Investments, Net	Real Estate Securities, Available for Sale	Total	Maximum Exposure to Loss(1)
Real estate debt investments, net	$59,508	$—	$59,508	$59,508
Real estate securities, available for sale:
N-Star CDO bonds	—	230,241	230,241	230,241
N-Star CDO equity	—	142,908	142,908	142,908
CMBS	—	30,950	30,950	30,950
Subtotal real estate securities, available for sale	—	404,099	404,099	404,099
Total assets	$59,508	$404,099	$463,607	$463,607
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(1)	The Company’s maximum exposure to loss as of March 31, 2014 would not exceed the carrying value of its investment.

The following table presents the classification, carrying value and maximum exposure of unconsolidated VIEs as of December 31, 2013 (dollars in thousands):

	Real Estate Debt Investments, Net	Real Estate Securities, Available for Sale	Total	Maximum Exposure to Loss(1)
Real estate debt investments, net	$1,886	$—	$1,886	$1,886
Real estate securities, available for sale:
N-Star CDO bonds	—	205,287	205,287	205,287
N-Star CDO equity	—	158,274	158,274	158,274
CMBS	—	34,859	34,859	34,859
Subtotal real estate securities, available for sale	—	398,420	398,420	398,420
Total assets	$1,886	$398,420	$400,306	$400,306
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(1)	The Company’s maximum exposure to loss as of December 31, 2013 would not exceed the carrying value of its investment.